Supplement to the
Fidelity® Defined Maturity Funds
Class A and Class I
August 29, 2019
Prospectus

The following information supplements similar information for Fidelity® Municipal Income 2021 Fund found in the “Fund Summary” section under the "Portfolio Manager(s)" heading.

Michael Maka (co-manager) has managed the fund since March 2020.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

The following information supplements similar information for Fidelity® Municipal Income 2023 Fund found in the “Fund Summary” section under the "Portfolio Manager(s)" heading.

Michael Maka (co-manager) has managed the fund since March 2020.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

The following information supplements similar information for Fidelity® Municipal Income 2025 Fund found in the “Fund Summary” section under the "Portfolio Manager(s)" heading.

Michael Maka (co-manager) has managed the fund since March 2020.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

The following information supplements the biographical information for each fund found in the “Fund Management” section under the "Portfolio Manager(s)" heading.

Michael Maka is co-manager of Fidelity® Municipal Income 2021 Fund, Fidelity® Municipal Income 2023 Fund, and Fidelity® Municipal Income 2025 Fund, which he has managed since March 2020. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Maka has worked as the head of municipal trading and a portfolio manager.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

ADMI-20-01 1.929001.116	March 1, 2020

Supplement to the
Fidelity® Defined Maturity Funds
August 29, 2019
Prospectus

The following information supplements similar information for Fidelity® Municipal Income 2021 Fund found in the “Fund Summary” section under the "Portfolio Manager(s)" heading.

Michael Maka (co-manager) has managed the fund since March 2020.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

The following information supplements similar information for Fidelity® Municipal Income 2023 Fund found in the “Fund Summary” section under the "Portfolio Manager(s)" heading.

Michael Maka (co-manager) has managed the fund since March 2020.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

The following information supplements similar information for Fidelity® Municipal Income 2025 Fund found in the “Fund Summary” section under the "Portfolio Manager(s)" heading.

Michael Maka (co-manager) has managed the fund since March 2020.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

The following information supplements the biographical information for each fund found in the “Fund Management” section under the "Portfolio Manager(s)" heading.

Michael Maka is co-manager of Fidelity® Municipal Income 2021 Fund, Fidelity® Municipal Income 2023 Fund, and Fidelity® Municipal Income 2025 Fund, which he has managed since March 2020. He also manages other funds. Since joining Fidelity Investments in 2000, Mr. Maka has worked as the head of municipal trading and a portfolio manager.

It is expected that Mr. Ramundo will retire effective on or about June 30, 2020. At that time, he will no longer serve as a co-manager for the fund.

DMI-20-01 1.9585870.109	March 1, 2020